Taxation (Tables)	12 Months Ended
Dec. 31, 2013
Taxation
Schedule of the combined effects of EIT exemptions and tax rate reductions

The following table presents the combined effects of EIT exemptions and tax rate reductions enjoyed by the Group for the years ended December 31, 2011, 2012 and 2013 (in thousands except per share data):

	For the year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Aggregate amount of EIT exemptions and tax rate reductions	559,032	503,045	818,056
Earnings per share effect, basic	0.17	0.15	0.25
Earnings per share effect, diluted	0.17	0.15	0.25

Schedule of component of income tax expenses

The following table sets forth the component of income tax expenses of the Company for the years ended December 31, 2011, 2012 and 2013 (in thousands):

	For the year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Current tax expense	435,198	723,210	388,320
Deferred tax expense (benefit)	(42,442)	(31,568)	142,283
Income tax expenses	392,756	691,642	530,603

Schedule of reconciliation of the differences between the statutory income tax rate and the Company's effective income tax rate

	For the year ended December 31,
	2011	2012	2013
	%	%	%
Statutory income tax rate	25.0	25.0	25.0
Permanent differences	(0.1)	(1.0)	0.3
Effect due to overseas tax-exempt entities	1.4	1.2	1.4
Effect of lower tax rate applicable to Software Enterprises, Key Software Enterprise and HNTEs	(15.5)	(11.8)	(16.4)
Change in valuation allowance	1.8	1.9	0.8
Income tax refund	(1.0)	—	(7.3)
Effect of withholding income tax	—	0.9	6.9
Effect of changes in the tax status	(0.7)	—	—
Effective income tax rate	10.9	16.2	10.7

Summary of net operating loss carry forwards

As of December 31, 2013, certain entities of the Group had net operating tax loss carry forwards as follows (in thousands):

RMB
Loss expiring in 2014	46,233
Loss expiring in 2015	57,569
Loss expiring in 2016	178,583
Loss expiring in 2017	252,783
Loss expiring in 2018	247,524
782,692

Schedule of the tax impact of significant temporary differences between the tax and financial statement bases of assets and liabilities that gave rise to deferred tax assets and liabilities

The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities as of December 31, 2012 and 2013 (in thousands):

	December 31,	December 31,
	2012	2013
	RMB	RMB
Deferred tax assets - Current:
Deferred revenue, primarily for advanced payments from online games customers	90,555	80,115
Accruals	83,864	64,374
	174,419	144,489
Less: valuation allowance	(30,490)	(15,207)
Total	143,929	129,282

Deferred tax assets - Non-current:
Depreciation of fixed assets	2,215	2,234
Impairment of license rights	7,021	1,413
Net operating tax loss carry forward	119,795	173,243
Amortization of Intangible assets	—	20,851
	129,031	197,741
Less: valuation allowance	(126,816)	(174,656)
Total	2,215	23,085

	December 31,	December 31,
	2012	2013
	RMB	RMB
Deferred tax liabilities - Current:	—	148,506

Schedule of movement of the aggregate valuation allowances for deferred assets

The following table sets forth the movement of the aggregate valuation allowances for deferred tax assets for the periods presented (in thousands):

	Balance at	Provision	Balance at
	January 1	for the year	December 31
	RMB	RMB	RMB
2011	18,625	66,701	85,326
2012	85,326	71,980	157,306
2013	157,306	32,557	189,863